Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

NOTE 17 – SUBSEQUENT EVENTS

The Company evaluated all material events through the date the financials were ready for issuance and identified the following for additional disclosure.

Convertible Notes

On the dates set forth in the table below , the Company entered into convertible notes with lenders, who are also current stockholders, for the amounts set forth in the table below. Each of these notes accrues interest payable monthly at the rate of 8% per annum and matures on June 30, 2020. Each of these notes and accrued interest thereon may convert into shares of common stock at the conversion price set forth in the table below any time at the holder’s option. If any of these notes, or any portion thereof, has not been repaid or converted in full on or prior to the maturity date, then repayment of the unpaid principal balance plus any accrued and unpaid interest thereon, shall be amortized over the following thirty-six (36) months. The Company has the right to prepay each of these notes without penalty or premium. Each of these notes were issued with detachable five-year warrants to purchase shares of common stock as set forth in the table below.

Issuance Date	Principal Amount	Original Issue Discount	Gross Proceeds	Note Conversion Price Per Share	Number of Shares Underlying Warrants	Warrant Exercise Price Per Share
October 3, 2019	$27,174	$2,174	$25,000	$0.12	50,000	$0.12
October 10, 2019	27,174	2,174	25,000	0.12	50,000	0.12
October 23, 2019	108,696	8,696	100,000	0.12	250,000 250,000	0.15 0.20
October 29, 2019	27,174	2,174	25,000	0.12	50,000	0.12
November 8, 2019	16,304	1,304	15,000	0.07	30,000	0.07
Total	$206,522	$16,522	$190,000	$0.07-0.12	680,000	$0.07-0.20

On the date set forth in the table below, the Company entered into a senior convertible note payable with a lender, who is also a current stockholder and beneficial owner of more than 5% of the Company’s common stock, in the amount set forth in the table below. This note accrues interest payable monthly at the rate of 8% per annum and matures on June 30, 2020. This note and accrued interest thereon may convert into shares of common stock at the conversion price then in effect (initially $0.12 per share, subject to adjustment) any time at the holder’s option or automatically upon a qualified financing of at least $5 million at the lower of the conversion price then in effect or a 25% discount to the offering price. The conversion price is subject to adjustment upon the issuance of the Company’s common stock or securities convertible into common stock at a price per share less than the then prevailing conversion price, other than specified exempt issuances; accordingly, on November 8, 2019, the conversion price was adjusted to $0.07 per share. The Company has the right to prepay this note without penalty or premium. This note was issued with a detachable five-year warrant to purchase shares of common stock as set forth in the table below. The exercise price of this warrant shall be adjusted in accordance with any adjustment to the conversion price of this note; accordingly, on November 8, 2019, the exercise price was adjusted to $0.07 per share.

Issuance Date	Principal Amount	Original Issue Discount	Gross Proceeds	Note Conversion Price Per Share	Number of Shares Underlying Warrants	Warrant Exercise Price Per Share
October 16, 2019	$217,391	$17,391	$200,000	$0.07	400,000	$0.07

General Nutrition Corporation

On October 16, 2019, the exclusivity provision of the Company’s purchasing agreement with GNC expired, however, all other provisions of the Company’s purchasing agreement with GNC remain in effect. The Company may expand ZanthoSyn® distribution to mass market retailers, other specialty nutrition stores, pharmacies, and other retailers. The Company also plans to increase its sales and marketing efforts through e-commerce.

NOTE 15 – SUBSEQUENT EVENTS

The Company evaluated all material events through the date the financials were ready for issuance and noted the following non-recognized events for disclosure.

On January 11, 2019, the Company entered into a $1,000,000 revolving inventory financing facility with a lender. Use of proceeds from this facility is limited to the purchase of inventory, including raw materials, intermediates, and finished goods, unless otherwise waived by the lender. This facility accrues interest at the rate of 12% per annum, is unsecured, and matures in three years from origination. This facility also requires monthly interest payments. As of March 27, 2019, the aggregate unpaid principal amount under this facility was $1,000,000.

On February 7, 2019, the Company registered 167,730,236 shares of its common stock, par value $0.001 per share, held by the registering stockholders, consisting of (i) 69,115,849 shares of its issued and outstanding common stock, and (ii) 98,614,387 shares of its common stock that may be issued upon the exercise of outstanding warrants.

On February 22, 2019, the Company sold securities in a self-directed offering in the aggregate amount of $20,000 at $0.30 per unit. Each unit consisted of 2 shares of restricted common stock (133,332 shares) and a five-year warrant to purchase 1 share of restricted common stock (66,666 warrant shares) at $0.20 per share.